FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Detailed Information About Financial Instruments [Abstract]
Disclosure of derivatives and other financial instruments measured at fair value [Table Text Block]
	Gold forward swap	Silver collars	Mexican Peso forward	Copper stream liability	Convertible notes derivative	Total

Derivative liability at December 31, 2024	$(24.6)	$-	$(2.3)	$-	$-	$(26.9)
Recognized at copper stream inception	-	-	-	(35.0)	-	(35.0)
Recognized at convertible note offering	-	-	-	-	1.9	1.9
(Loss) gain on revaluation	(85.5)	(20.2)	3.4	(13.2)	6.1	(109.3)
Settled copper stream liability	-	-	-	3.5	-	3.5
Derivative asset (liability) at December 31, 2025	$(110.1)	$(20.2)	$1.1	$(44.7)	$8.0	$(165.9)

Presented in the statement of financial position:
Derivative asset	$-	$-	$1.1	$-	$-	$1.1
Non-current derivative assets	-	-	-	-	8.0	8.0
Derivative liabilities	(73.9)	(20.2)	-	-	-	(94.1)
Non-current derivative liabilities	(36.2)	-	-	-	-	(36.2)
Current copper stream liability	-	-	-	(7.7)	-	(7.7)
Non-current copper stream liability	-	-	-	(37.0)	-	(37.0)
Derivative asset (liability) at December 31, 2025	$(110.1)	$(20.2)	$1.1	$(44.7)	$8.0	$(165.9)

(Loss) gain on revaluation	$(85.5)	$(20.2)	$3.4	$(13.2)	$6.1	$(109.3)
Realized (loss) gain on derivatives	(20.5)	(1.4)	5.0	-	-	(16.9)
Loss on derivative contracts	$(106.0)	$(21.6)	$8.4	$(13.2)	$6.1	$(126.2)

Disclosure of financial assets [Table Text Block]
	Fair value through profit or loss	Amortized cost	Carrying value	Fair value

Financial assets:
Cash and cash equivalents	$-	$215.4	$215.4	$215.4
Other investments	1.0	-	1.0	1.0
Accounts and other receivables	20.6	3.1	23.8	23.8
Derivative assets	9.1	-	9.1	9.1
Loans receivable	-	2.6	2.6	2.6
Total financial assets	$30.7	$221.1	$251.9	$251.9

Financial liabilities:
Accounts payable, accrued liabilities and other current liabilities	$8.9	$111.5	$120.4	$120.4
Derivative liabilities	130.3	-	130.3	130.3
Copper stream liability	44.7	-	44.7	44.7
Contingent payment	8.8	-	8.8	8.8
Loans payable	-	12.7	12.7	12.7
Convertible senior notes	-	231.2	231.2	231.2
Total financial liabilities	$192.7	$355.4	$548.1	$548.1
	Fair value through profit or loss	Amortized cost	Carrying value	Fair value

Financial assets:
Cash and cash equivalents	$-	$106.4	$106.4	$106.4
Other investments	1.1	-	1.1	1.1
Accounts and other receivables	3.3	0.3	3.6	3.6
Loans receivable	-	2.6	2.6	2.6
Total financial assets	$4.4	$109.3	$113.7	$113.7

Financial liabilities:
Accounts payable, accrued liabilities and other current liabilities	$3.8	$50.1	$53.9	$53.9
Derivative liabilities	26.9	-	26.9	26.9
Loans payable	-	120.2	120.2	120.2
Total financial liabilities	$30.7	$170.3	$201.0	$201.0

Disclosure of detailed information about financial assets and liabilities measured at fair value on a recurring basis [Table Text Block]
	Level 1	Level 2	Level 3	Total
Financial assets:
Other investments	$0.9	$-	$0.1	$1.0
Trade receivables	-	20.6	-	20.6
Derivative assets	-	1.1	8.0	9.1
Total financial assets	$0.9	$21.7	$8.1	$30.7

Financial liabilities:
Cash settled deferred share units	$8.9	$-	$-	$8.9
Derivative liability	-	130.3	-	130.3
Copper stream liability	-	-	44.7	44.7
Contingent payment	-	-	8.8	8.8
Total financial liabilities	$8.9	$130.3	$53.5	$192.7
	Level 1	Level 2	Level 3	Total

Financial assets:
Other investments	$1.1	$-	$-	$1.1
Trade receivables	-	3.3	-	3.3
Total financial assets	$1.1	$3.3	$-	$4.4

Financial liabilities:
Cash settled deferred share units	$3.8	$-	$-	$3.8
Derivative liability	-	26.9	-	26.9
Total financial liabilities	$3.8	$26.9	$-	$30.7

Disclosure of market risk [Table Text Block]
	December 31, 2025			December 31, 2024
	Canadian Dollar	Mexican Peso	Peruvian Sol	Canadian Dollar	Mexican Peso

Financial assets	$1.9	$2.7	$7.0	$1.5	$2.4
Financial liabilities	(12.4)	(50.1)	(29.0)	(6.0)	(16.3)
Net financial assets (liabilities)	$(10.5)	$(47.4)	$(22.0)	$(4.5)	$(13.9)

Disclosure of liquidity risk [Table Text Block]
	Less than	1 to 3	4 to 5	Over 5
	1 year	years	years	years	Total

Accounts payable, accrued liabilities and other current liabilities	$120.4	$-	$-	$-	$120.4
Loans payable	9.3	4.1	-	-	13.4
Lease liabilities	1.4	0.7	-	-	2.1
Reclamation and rehabilitation obligation	-	7.6	0.6	19.1	27.3
Gold forward swaps	80.1	34.6	-	-	114.7
Silver collar contracts	21.5	-	-	-	21.5
Copper stream liability	7.9	16.2	14.3	20.4	58.8
Contingent payment	-	10.0	-	-	10.0
Convertible note debenture	0.5	1.8	1.8	350.4	354.5
Total contractual obligations	$241.1	$75.0	$16.7	$389.9	$722.7